Basis of preparation	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation	Basis of preparation
The Consolidated Financial Statements of Shell plc (the "Company") and its subsidiaries (collectively referred to as "Shell") have been prepared in accordance with UK-adopted international accounting standards and with the requirements of the UK Companies Act 2006 as applicable to companies reporting under those standards. As applied to Shell, there are no material differences from International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB); therefore, the Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the IASB.
As described in the accounting policies in Note 2, the Consolidated Financial Statements have been prepared under the historical cost convention except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods.
The Consolidated Financial Statements were approved and authorised for issue by the Board of Directors on March 8, 2023.
Going concern
These Consolidated Financial Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption over the period to March 31, 2024 (the "going concern period"), management have stress-tested Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, potential downside pressures on commodity prices and cash preservation measures, including reduced future operating costs, capital expenditure and shareholder distributions. Management’s stress test included scenarios and risks covering: unplanned shutdown at a major cash-generating asset; a lower oil and gas price environment; a significant health, safety, security and environment event; and global macro uncertainties. The going concern assessment confirmed that Shell has adequate cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due in order to continue its operations during the going concern period. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these Consolidated Financial Statements.